Shareholder Fees	Feb. 25, 2026 USD ($)
T. Rowe Price Value Fund, Inc. - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Value Fund, Inc. - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Value Fund, Inc. - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Value Fund, Inc. - Z Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.